GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	The following table presents changes in goodwill by reportable segment:

(In thousands)	Obagi Medical	Milk Makeup	Total Goodwill
Balance as of December 31, 2022	$199,548	$135,072	$334,620
Balance as of December 31, 2023	$199,548	$135,072	$334,620
Impairment loss	(5,031)	—	$(5,031)
Balance as of December 31, 2024	$194,517	$135,072	$329,589